Accrued Liabilities - Additional Information (Details) - Paragon Agreement - USD ($) $ in Millions		1 Months Ended
	Jun. 22, 2023	May 31, 2023
Accrued Liabilities [Line Items]
Related party expenses incurred prior to asset acquisition	$ 19.0
Related party expenses unpaid prior to asset acquisition	19.0
Related Party
Accrued Liabilities [Line Items]
Related party expenses incurred prior to asset acquisition	19.0
Research initiation fees	3.0	$ 3.0
Reimbursable research costs	16.0
Related party expenses unpaid prior to asset acquisition	$ 19.0